EQUITY INVESTMENTS - Schedule of Equity Investments (Details) - USD ($) $ in Thousands	Jan. 02, 2022	Jan. 03, 2021	Mar. 31, 2016
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 11,230	$ 25,707
Equity investments without readily determinable fair value	4,000	4,000
Total equity investments	15,230	29,707
Huansheng Photovoltaic (Jiangsu) Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 11,230	$ 25,707
Equity investments without readily determinable fair value			$ 9,200